Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line items]
Deposit	$ 602,969	$ 570,740
Purchased notes, net	3,400	3,100
Notes issued	332,974	311,426
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	257,009
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	30,600	19,900
CIBC Capital Trust [member]
Disclosure Of Deposits [Line items]
Notes issued	300	303
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	207,700	185,200
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 34,000	$ 30,200